Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($) $ in Thousands	Total		Ordinary shares	Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2015			59,166,741
Beginning balance at Dec. 31, 2015	$ (1,248)		$ 1,568	$ 165,536	$ 16,864	$ (184,765)	$ (152)	$ (299)
Loss for the year	(24,787)	[1]				(24,787)
Re-measurement gains (losses) on defined benefit plans	120							120
Foreign currency translation	(375)						(375)
Net gain (loss) on cash flow hedge	(91)							(91)
Total comprehensive income (loss)	(25,133)					(24,787)	(375)	29
Issue of shares in connection with the exercise of options and warrants (in shares)			187,901
Increase (decrease) through exercise of options, equity			$ 4
Issue of shares in connection with the exercise of options and warrants	279			275
Transaction costs	(2,296)			2,296
Share-based payments	1,122				1,122
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)			15,675,436
Issue of shares in connection with the public offering of January 2018 (Note 12)	25,865		$ 351	25,514
Conversion of convertible debt (Note 12)	$ 10,271				10,271
Ending balance (in shares) at Dec. 31, 2016	75,030,078		75,030,078
Ending balance at Dec. 31, 2016	$ 8,860		$ 1,923	189,029	28,257	(209,552)	(527)	(270)
Loss for the year	(26,160)	[1]				(26,160)
Re-measurement gains (losses) on defined benefit plans	(46)							(46)
Foreign currency translation	212						212
Net gain (loss) on cash flow hedge	195							195
Total comprehensive income (loss)	(25,799)					(26,160)	212	149
Issue of shares in connection with the exercise of options and warrants (in shares)			618,871
Issue of shares in connection with the exercise of options and warrants	966		$ 10	956
Transaction costs	(1,489)			(1,489)
Share-based payments	1,638				1,638
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)			4,312,500
Issue of shares in connection with the public offering of January 2018 (Note 12)	16,387		$ 96	16,291
Conversion of convertible debt (Note 12)	167
Conversion of convertible debt (in shares)			63,258
Convertible debt amendments (Note 14.1)	$ 3,418		$ 2	165	3,418
Ending balance (in shares) at Dec. 31, 2017	80,024,707		80,024,707.000
Ending balance (Previously stated) at Dec. 31, 2017	$ 4,148					(235,712)
Ending balance (Effect of adoption of new accounting standard - IFRS 15) at Dec. 31, 2017	100					100
Ending balance at Dec. 31, 2017	4,048		$ 2,031	204,952	33,313	(235,812)	(315)	(121)
Loss for the year	(36,224)					(36,224)
Re-measurement gains (losses) on defined benefit plans	(47)							(47)
Foreign currency translation	(53)						(53)
Net gain (loss) on cash flow hedge	(69)							(69)
Total comprehensive income (loss)	(36,393)					(36,224)	(53)	(116)
Issue of shares in connection with the exercise of options and warrants (in shares)			332,832
Issue of shares in connection with the exercise of options and warrants	30		$ 0	30
Transaction costs	(2,160)			(2,160)
Share-based payments	1,812				1,812
Issue of shares in connection with the public offering of September 2016 (Note 12) (in shares)			14,375,000
Issue of shares in connection with the public offering of January 2018 (Note 12)	23,001		$ 353	22,648
Conversion of convertible debt (Note 12)					1,346
Conversion of convertible debt (Note 12)	1,346
Convertible debt amendments (Note 14.1)	4,296				4,296
Warrants attached with the venture debt (Note 14.2)	819				819
Deferred tax effect of debt instruments with equity components (Note 17)	$ (1,818)				(1,818)
Ending balance (in shares) at Dec. 31, 2018	94,732,539		94,732,539
Ending balance at Dec. 31, 2018	$ (5,019)		$ 2,384	$ 225,470	$ 39,768	$ (272,036)	$ (368)	$ (237)

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.